Note 8 - Fair Value - FairValue Of Financial Instruments Amortised Cost - Instruments Carried At Cost - Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurement Of Assets Line Items
Assets Fair Value	€ 690,059	€ 731,856	€ 749,855
Cash cash balances at central banks and other demand deposits [Member] | Level 1 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets Fair Value	41,969	39,373	28,961
Cash cash balances at central banks and other demand deposits [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets Fair Value	0	0	0
Cash cash balances at central banks and other demand deposits [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets Fair Value	711	666	322
Loans and receivables [Member] | Level 1 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets Fair Value	0	0	0
Loans and receivables [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets Fair Value	9,475	10,991	7,681
Loans and receivables [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets Fair Value	429,517	457,853	472,858
Held-to-maturity investments [Member] | Level 1 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets Fair Value	13,708	17,567	0
Held-to-maturity investments [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets Fair Value	138	11	0
Held-to-maturity investments [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Measurement Of Assets Line Items
Assets Fair Value	€ 19	€ 41	€ 0